UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          11/05/10
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $108,610,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED AUTO PARTS            COM              00751Y106      716    12200 SH       Sole                                      12200
AGILENT TECHNOLOGIES INC       COM              00846U101     3521   105500 SH       Sole                                     105500
ALCOA INC COM                  COM              013817101      273    22568 SH       Sole                                      22568
AMERICAN EAGLE OUTFITTERS      COM              02553E106      829    55400 SH       Sole                                      55400
AMGEN INC                      COM              031162100     3466    62900 SH       Sole                                      62900
ANADARKO PETROLEUM CORP        COM              032511107      427     7482 SH       Sole                                       7482
ASTORIA FINANCIAL CORP         COM              046265104      783    57420 SH       Sole                                      57420
AT&T INC                       COM              00206R102     2108    73714 SH       Sole                                      73714
BALL CORP                      COM              058498106     5067    86100 SH       Sole                                      86100
BANK OF AMERICA CORP           COM              060505104     1280    97608 SH       Sole                                      97608
BANK OF NEW YORK MELLON CORP   COM              064058100     2281    87300 SH       Sole                                      87300
BECTON DICKINSON & CO          COM              075887109     1911    25790 SH       Sole                                      25790
CENOVUS ENERGY INC             COM              15135U109      666    23161 SH       Sole                                      23161
CHEVRON CORP                   COM              166764100     3963    48898 SH       Sole                                      48898
CISCO SYSTEMS INC              COM              17275R102     2192   100100 SH       Sole                                     100100
CIT GROUP INC                  COM              125581801     1714    42000 SH       Sole                                      42000
CITIGROUP INC                  COM              172967101      169    43412 SH       Sole                                      43412
COMPUTER SCIENCES CORP         COM              205363104      708    15400 SH       Sole                                      15400
CONOCOPHILLIPS                 COM              20825C104      471     8200 SH       Sole                                       8200
CONSOL ENERGY INC              COM              20854P109     2251    60900 SH       Sole                                      60900
CROWN HOLDINGS INC.            COM              228368106     5065   176725 SH       Sole                                     176725
CSX CORP                       COM              126408103      210     3800 SH       Sole                                       3800
DIAGEO PLC-SPON ADR            COM              25243Q205     2222    32200 SH       Sole                                      32200
DIRECTV GROUP INC (THE)        COM              25490A101     4392   105500 SH       Sole                                     105500
DRESSER-RAND GROUP INC         COM              261608103     3918   106200 SH       Sole                                     106200
EBAY INC                       COM              278642103     2425    99400 SH       Sole                                      99400
ENCANA CORP                    COM              292505104      718    23761 SH       Sole                                      23761
ENSCO INTERNATIONAL INC        COM              26874Q100      362     8100 SH       Sole                                       8100
FRANKLIN RESOURCES INC         COM              354613101     2579    24128 SH       Sole                                      24128
FREEPORT-MCMORAN COPPER        COM              35671D857     1879    22000 SH       Sole                                      22000
GENERAL DYNAMICS               COM              369550108     1413    22500 SH       Sole                                      22500
HEWLETT-PACKARD CO             COM              428236103     2423    57600 SH       Sole                                      57600
HUDSON CITY BANCORP INC        COM              443683107     2550   208000 SH       Sole                                     208000
IBM CORPORATION                COM              459200101     2988    22278 SH       Sole                                      22278
JPMORGAN CHASE & CO            COM              46625H100     3519    92427 SH       Sole                                      92427
KIMBERLY-CLARK CORP            COM              494368103     1047    16100 SH       Sole                                      16100
LOCKHEED MARTIN                COM              539830109      249     3500 SH       Sole                                       3500
MACY'S INC                     COM              55616P104     2300    99600 SH       Sole                                      99600
MCDONALDS CORP                 COM              580135101      902    12100 SH       Sole                                      12100
MICROSOFT CORP COM             COM              594918104     2558   104458 SH       Sole                                     104458
MORGAN STANLEY                 COM              617446448     1596    64668 SH       Sole                                      64668
NAVISTAR INTERNATIONAL         COM              63934E108     2767    63400 SH       Sole                                      63400
NORTHROP GRUMMAN CORP          COM              666807102     1291    21300 SH       Sole                                      21300
OLIN CORP                      COM              680665205      383    19000 SH       Sole                                      19000
PACKAGING CORP OF AMERICA      COM              695156109     2229    96200 SH       Sole                                      96200
PEPSICO INC                    COM              713448108      241     3629 SH       Sole                                       3629
PRECISION CASTPARTS CORP       COM              740189105     4266    33500 SH       Sole                                      33500
SHIRE PLC-ADR                  COM              82481R106     2187    32500 SH       Sole                                      32500
STATE STREET CORP              COM              857477103     2776    73700 SH       Sole                                      73700
TECK RESOURCES LTD-CLS B       COM              878742204     1004    24400 SH       Sole                                      24400
TEEKAY CORPORATION             COM              Y8564W103     2547    95300 SH       Sole                                      95300
TEMPLE-INLAND INC              COM              879868107      549    29440 SH       Sole                                      29440
THE SHERWIN-WILLIAMS CO        COM              824348106     2006    26700 SH       Sole                                      26700
THE TRAVELERS COS INC          COM              89417E109     1678    32200 SH       Sole                                      32200
US BANCORP                     COM              902973304     1453    67204 SH       Sole                                      67204
VALSPAR CORP                   COM              920355104     2851    89500 SH       Sole                                      89500
WELLS FARGO & CO               COM              949746101      268    10677 SH       Sole                                      10677